UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05554
Morgan Stanley California Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	Weekly Variable Rate Bonds (73.8%)
$9,300	Antelope Valley-East Kern Water Agency, Ser 2008 A-2 COPs	0.10%	10/07/11	06/01/37	$9,300,000
4,375	Austin Trust, Metropolitan Water District of Southern California Waterworks Ser 2007 A Custody Receipts Ser 2008-1087	0.22	10/07/11	07/01/37	4,375,000
	Bay Area Toll Authority,
4,500	San Francisco Bay Area Toll Bridge 2006 Ser C-4	0.10	10/07/11	04/01/45	4,500,000
6,400	San Francisco Bay Area Toll Bridge 2007 Ser A2	0.08	10/07/11	04/01/47	6,400,000
28,200	San Francisco Bay Area Toll Bridge 2008 Ser D-1	0.08	10/07/11	04/01/45	28,200,000
1,000	San Francisco Bay Area Toll Bridge 2009 Ser F-1 ROCs II-R Ser 11901	0.16	10/07/11	04/01/17	1,000,000
1,000	BB&T Municipal Trust, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28	0.15	10/07/11	12/01/15	1,000,000
	California,
4,000	Ser 2003 C-2	0.10	10/07/11	05/01/33	4,000,000
4,225	Ser 2005 A Subser A-1-1	0.10	10/07/11	05/01/40	4,225,000
20,000	Ser 2005 A Subser A-2-1	0.12	10/07/11	05/01/40	20,000,000
	California Educational Facilities Authority,
11,200	California Institute of Technology 2006 Ser A	0.10	10/07/11	10/01/36	11,200,000
2,600	California Institute of Technology 2006 Ser B	0.08	10/07/11	10/01/36	2,600,000
1,590	University of San Francisco Ser 2005 B	0.13	10/07/11	10/01/35	1,590,000
1,000	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.13	10/07/11	01/01/41	1,000,000
	California Health Facilities Financing Authority,
5,400	Catholic Healthcare West Ser 2009 H	0.13	10/07/11	07/01/33	5,400,000
3,735	Kaiser Permanente Ser 2006 C	0.12	10/07/11	06/01/41	3,735,000
2,100	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 A	0.11	10/07/11	08/15/33	2,100,000
2,500	Scripps Health Ser 2008 F	0.11	10/07/11	10/01/31	2,500,000
2,720	Sisters of Charity of Leavenworth Health System Ser 2003	0.14	10/07/11	12/01/17	2,720,000
900	Stanford Hospital Ser 2008 B-1	0.12	10/07/11	11/15/45	900,000
3,240	Sutter Health Ser 2011 B ROCs II-R Ser 11952	0.16	10/07/11	08/15/18	3,240,000
	California Infrastructure & Economic Development Bank,
11,600	American National Red Cross Ser 2008	0.11	10/07/11	09/01/34	11,600,000
2,500	Los Angeles SPCA Ser 2002 A	0.15	10/07/11	07/01/33	2,500,000
	California Statewide Communities Development Authority,
1,000	Gas Supply Sacramento Municipal Utility District Ser 2010	0.15	10/07/11	11/01/40	1,000,000
10,360	Kaiser Permanente Ser 2003 C	0.11	10/07/11	08/15/25	10,360,000
4,000	Kaiser Permanente Ser 2009 C-3	0.11	10/07/11	04/01/45	4,000,000
3,500	University of San Diego Ser 2005	0.14	10/07/11	10/01/45	3,500,000
2,370	Castaic Lake Water Agency, Ser 1994 A COPs	0.12	10/07/11	08/01/20	2,370,000
	East Bay Municipal Utility District,
8,970	Water System Sub Refg Ser 2008 A-1	0.09	10/07/11	06/01/38	8,970,000
2,595	Water System Sub Refg Ser 2008 A-2	0.07	10/07/11	06/01/38	2,595,000
1,500	Water System Sub Ser 2007 A Eagle #20080018 Class A (AGM)	0.16	10/07/11	06/01/37	1,500,000
	Eastern Municipal Water District,
1,100	Water & Sewer Ser 2008 A COPs	0.10	10/07/11	07/01/30	1,100,000
3,000	Water & Sewer Ser 2008 B COPs	0.10	10/07/11	07/01/35	3,000,000

Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

$5,645	Water & Sewer Ser 2008 E COPs	0.10%	10/07/11	07/01/33	$5,645,000
5,000	Water & Sewer Ser 2008 G COPs	0.10	10/07/11	07/01/38	5,000,000
975	Hillsborough, Water & Sewer System Ser 2003 A COPs	0.15	10/07/11	06/01/33	975,000
11,800	Long Beach, Memorial Health Services Ser 1991	0.14	10/07/11	10/01/16	11,800,000
1,195	Los Angeles, Wastewater System Sub Ser 2008 C	0.10	10/07/11	06/01/28	1,195,000
9,000	Los Angeles Community College District, Ser 2009 A ROCs II-R Ser 11773	0.16	10/07/11	08/01/33	9,000,000
4,950	Los Angeles County Metropolitan Transportation Authority, Prop C Second Senior Sales Tax Ser 2009-C2	0.10	10/07/11	07/01/25	4,950,000
	Los Angeles Department of Water & Power
3,000	Power System 2001 Ser B Subser B-2	0.10	10/07/11	07/01/34	3,000,000
7,525	Power System 2002 Ser A Subser A-3	0.11	10/07/11	07/01/35	7,525,000
2,300	Power System 2002 Ser A Subser A-6	0.10	10/07/11	07/01/35	2,300,000
3,900	Power System 2002 Ser A Subser A-7	0.11	10/07/11	07/01/35	3,900,000
10,200	Water System 2001 Ser B Subser B-3	0.08	10/07/11	07/01/35	10,200,000
	Metropolitan Water District of Southern California,
10,075	Water 2008 Ser A-2	0.12	10/07/11	07/01/37	10,075,000
10,335	Water 2010 Ser A	0.08	10/07/11	10/01/29	10,335,000
2,000	Modesto, Multifamily Housing Shadowbrook Apartments Ser 2001 A	0.14	10/07/11	05/15/31	2,000,000
3,200	Morgan Hill Redevelopment Agency, Ojo de Agua Tax Allocation Ser 2008 A	0.12	10/07/11	09/01/33	3,200,000
8,600	Newport Beach, Hoag Memorial Hospital Presbyterian Ser 2008 C	0.11	10/07/11	12/01/40	8,600,000
7,100	Orange County, WLCO LF Partners Issue G of 1998 Ser 3	0.15	10/07/11	11/15/28	7,100,000
14,340	Orange County Housing Authority, Oasis Martinique Refg 1998 Issue I	0.13	10/07/11	06/15/28	14,340,000
9,000	Rancho Water District Financing Authority, Ser 2008 B	0.10	10/07/11	08/15/31	9,000,000
2,000	RBC Municipal Products Trust, Inc., Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.16	10/07/11	03/01/34	2,000,000
900	Riverside County, 1985 Ser D COPs	0.14	10/07/11	12/01/15	900,000
15,000	Sacramento County Housing Authority, Seasons at Winter 2004 Ser C-1 (AMT)	0.15	10/07/11	08/01/34	15,000,000
7,620	Sacramento Suburban Water District, Ser 2008 A-2 COPs	0.11	10/07/11	11/01/28	7,620,000
5,800	Sacramento Transportation Authority, Measure A Sales Tax Ser 2009 A	0.08	10/07/11	10/01/38	5,800,000
	San Diego County Regional Transportation Commission,
14,685	Sales Tax 2008 Ser A	0.16	10/07/11	04/01/38	14,685,000
13,820	Sales Tax 2008 Ser B	0.13	10/07/11	04/01/38	13,820,000
4,500	San Francisco Airport Commission, San Francisco International Airport Second Ser 2008 37C	0.13	10/07/11	05/01/29	4,500,000
9,900	San Francisco Bay Area Rapid Transit District, Ser 2007 B Eagle #20070100 Class A	0.15	10/07/11	08/01/35	9,900,000
6,250	San Francisco City & County Airport Commission, 2009 Second Ser 36-A	0.12	10/07/11	05/01/26	6,250,000
11,655	San Francisco City & County Finance Corporation, Moscone Center Ser 2008-2	0.11	10/07/11	04/01/30	11,655,000
10,920	San Jose Financing Authority, Civic Center Ser 2008 A	0.12	10/07/11	06/01/39	10,920,000
	Santa Clara Valley Transportation Authority,
5,810	Sales Tax Ser 2008 A	0.08	10/07/11	06/01/26	5,810,000
5,290	Sales Tax Ser 2008 B	0.08	10/07/11	06/01/26	5,290,000
7,940	Sales Tax Ser 2008 C	0.10	10/07/11	06/01/26	7,940,000
1,450	Southern California Public Power Authority, Palo Verde Sub Ser 2008 A	0.13	10/07/11	07/01/17	1,450,000

Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

$1,810	Torrance, Torrance Memorial Medical Center Ser 2010 B	0.13%	10/07/11	09/01/45	$1,810,000
5,360	West Basin Municipal Water District, Ser 2008 A-1 COPs	0.14	10/07/11	08/01/27	5,360,000
1,000	Western Municipal Water District Facilities Authority, Ser 2009 A	0.10	10/07/11	10/01/32	1,000,000
	Whittier,
4,400	Presbyterian Intercommunity Hospital Ser 2009 A	0.11	10/07/11	06/01/36	4,400,000
4,300	Presbyterian Intercommunity Hospital Ser 2009 C	0.11	10/07/11	06/01/36	4,300,000

	Total Weekly Variable Rate Bonds (Cost $443,030,000)				443,030,000

	Daily Variable Rate Bonds (8.2%)
6,765	California Health Facilities Financing Authority, Adventist Health System/West Ser 2009 B	0.12	10/03/11	09/01/38	6,765,000
	California Municipal Finance Authority,
2,000	Chevron USA, Inc. Ser 2005	0.10	10/03/11	06/01/25	2,000,000
9,850	Chevron USA, Inc. Ser 2010 A	0.10	10/03/11	11/01/35	9,850,000
2,250	Chevron USA, Inc. Ser 2010 B	0.10	10/03/11	11/01/35	2,250,000
	California Statewide Communities Development Authority,
4,245	Chevron USA, Inc. Ser 2002	0.10	10/03/11	05/15/24	4,245,000
2,000	Rady Childrens Hospital Ser 2008 B	0.09	10/03/11	08/15/47	2,000,000
500	Irvine Assessment District No. 00-18, Improvement Bond Act 1915	0.20	10/03/11	09/02/26	500,000
3,084	Irvine Assessment District No. 94-13, Improvement Bond Act 1915	0.20	10/03/11	09/02/22	3,084,000
1,391	Irvine Assessment District No. 94-15, Improvement Bond Act 1915	0.20	10/03/11	09/02/20	1,391,000
5,000	J P Morgan Chase & Co., Los Angeles Ser 2011 TRANs PUTTERs Ser 3931	0.15	10/03/11	08/12/12	5,000,000
	Orange County Sanitation District,
3,005	Ser 2000 A COPs	0.12	10/03/11	08/01/29	3,005,000
7,825	Ser 2000 B COPs	0.12	10/03/11	08/01/30	7,825,000
1,200	University of California Regents, Medical Center Pooled Ser 2007 B-1	0.14	10/03/11	05/15/32	1,200,000

	Total Daily Variable Rate Bonds (Cost $49,115,000)				49,115,000

			YIELD TO
			MATURITY
		COUPON	ON DATE OF
		RATE	PURCHASE
	Municipal Bonds & Notes (8.0%)
5,000	California, Ser 2011 A2 RANs, dtd 09/22/11	2.00%	0.40%	06/26/12	5,058,735
	California School Cash Reserve Program Authority,
1,500	2010-2011 Ser N, dtd 04/14/11	2.50	0.83	12/30/11	1,506,127
2,000	2011-2012 Ser A, dtd 07/01/11	2.00	0.38	03/01/12	2,013,418
3,690	2011-2012 Ser B, dtd 07/01/11	2.00	0.48	06/01/12	3,727,167
7,500	2011-2012 Ser F, dtd 07/01/11	2.00	0.43	06/01/12	7,578,047
2,375	Imperial Community College District, Ser 2011 BANs, dtd 05/24/11	2.00	0.60	12/29/11	2,383,040
2,500	Los Angeles, Ser 2011 TRANs, dtd 07/12/11	2.50	0.31	03/30/12	2,527,046
1,500	Los Angeles County, 2011-2012 Ser A TRANs, dtd 07/01/11	2.50	0.32	02/29/12	1,513,404
2,000	Los Angeles County Schools Pooled Financing Program, Pooled 2010-2011 Ser F-1 TRANs, dtd 03/31/11	2.00	0.85	02/01/12	2,007,644
	Oakland,
1,800	Ser 2011 TRANs, dtd 07/08/11	2.00	0.31	03/30/12	1,815,028
2,000	Ser 2011 TRANs, dtd 07/08/11	2.00	0.38	06/29/12	2,023,970

Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

			YIELD TO
			MATURITY
		COUPON	ON DATE OF	MATURITY
		RATE	PURCHASE	DATE	VALUE
	San Diego County & School Districts,
$2,500	Ser 2011 B-1 TRANs, dtd 07/01/11	2.00%	0.47%	01/31/12	$2,512,685
7,000	Ser 2011 B-2 TRANs, dtd 07/01/11	2.00	0.57	04/30/12	7,057,700
5,000	San Juan Unified School District, Ser 2011 TRANs, dtd 05/03/11	1.25	0.63	10/31/11	5,002,528
1,000	Val Verde Unified School District, Ser 2011 B TRANs, dtd 03/31/11	2.00	0.75	10/03/11	1,000,068

	Total Municipal Bonds & Notes (Cost $47,726,607)				47,726,607

		COUPON	DEMAND
		RATE(a)	DATE(b)
	Put Option Bonds (3.6%)
10,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 E	0.48%	06/01/12	04/01/44	10,000,000
975	East Bay Municipal Utility District, Wastewater System Ser 2011 A	0.18	02/01/12	06/01/38	975,000
690	East Bay Municipal Utility District, Water System Sub Refg SIFMA Ser 2010 A-2	0.19	03/01/12	06/01/26	690,000
2,000	J P Morgan Chase & Co., Los Angeles Ser 2011 TRANs PUTTERs Ser 3930	0.16	10/20/11	08/12/12	2,000,000
3,000	RBC Municipal Products Trust, Inc., Los Angeles County Metropolitan Transportation Authority Ser 2008-A Floater Certificates Ser E-24	0.20	12/01/11	07/01/31	3,000,000
5,000	Riverside, Water Ser 2011 A	0.23	06/01/12	10/01/35	5,000,000

	Total Put Option Bonds (Cost $21,665,000)				21,665,000

			YIELD TO
			MATURITY
		COUPON	ON DATE OF
		RATE	PURCHASE
	Commercial Paper (3.4%)
5,000	Golden Gate Bridge Highway & Transportation District, Ser B	0.14%	0.14%	10/21/11	5,000,000
4,921	Los Angeles County Metropolitan Transportation Authority, 2nd Sub Sales Tax Ser A	0.14	0.14	10/06/11	4,921,000
	San Diego County Water Authority,
4,000	Ser 5	0.14	0.14	10/07/11	4,000,000
4,000	Ser 5	0.14	0.14	10/11/11	4,000,000
2,500	Ser 6	0.15	0.15	10/19/11	2,500,000

	Total Commercial Paper (Cost $20,421,000)				20,421,000

		COUPON	DEMAND
		RATE(a)	DATE(b)
	Closed-End Investment Companies (2.2%)
6,000	BlackRock MuniYield California Fund, Inc. (MYC), VRDP Ser W-7 (AMT) 0.28%	0.28%	10/07/11	06/01/41	6,000,000
5,000	BlackRock MuniYield California Quality Fund, Inc. (MCA), VRDP Ser W-7 (AMT) 0.28	0.28	10/07/11	04/01/41	5,000,000
2,000	Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT)	0.28	10/07/11	12/01/40	2,000,000

	Total Closed-End Investment Companies (Cost $13,000,000)				13,000,000

	Total Investments (Cost $594,957,607) (c)		99.2%		594,957,607
	Other Assets in Excess of Liabilities		0.8		5,063,582
	Net Assets		100.0%		$600,021,189

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

COPs	Certificates of Participation.

PUTTERS	Puttable Tax-Exempt Receipts.

RANs	Revenue Anticipation Notes.

ROCs	Reset Option Certificates.

TRANs	Tax and Revenue Anticipation Notes.

VRDP	Variable Rate Demand Preferred.

(a)	Rate shown is the rate in effect at September 30, 2011.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.

Bond Insurance:

AGM	Assured Guaranty Municipal Corporation.

Morgan Stanley California Tax-Free Daily Income Trust
Notes to Portfolio of Investments ▪ September 30, 2011 (unaudited)
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$443,030,000	—	$443,030,000	—
Daily Variable Rate Bonds	49,115,000	—	49,115,000	—
Municipal Bonds & Notes	47,726,607	—	47,726,607	—
Put Option Bonds	21,665,000	—	21,665,000	—
Commercial Paper	20,421,000	—	20,421,000	—
Closed-End Investment Companies	13,000,000	—	13,000,000	—

Total Assets	$594,957,607	—	$594,957,607	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Fund did not have any investments transfer between investment levels.

Item 2.	Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.	Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 17, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011